Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 710,484		$ 6,914
China [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	8,359,782		7,433,398
Hong Kong [Member]
Concentrations [Line Items]
Cash deposit at financial institutions (in Dollars)	$ 1,026		$ 1,098
Supplier Concentration Risk [Member] | Customer One [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk, percentage	56.40%	57.10%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	26.10%		33.70%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	16.90%	9.90%
Customer Concentration Risk [Member] | Other Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk, percentage	73.30%	67.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	24.70%		22.50%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	21.80%		19.80%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk, percentage	15.20%		11.60%